Note Regulatory capital requirements (Minimum amounts and ratios to be categorized as well-capitalized) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%
Banco Popular de Puerto Rico
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required to be Well Capitalized	$ 1,966,236	$ 1,749,580
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Common Equity Tier 1 Based Capital Amount To Be Well Capitalized	$ 1,278,053
Common Equity Tier 1 Based Capital Ratio To Be Well Capitalized	6.50%
Tier One Risk Based Capital Required to be Well Capitalized	$ 1,572,988	$ 1,049,748
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	8.00%	6.00%
Tier One Leverage Capital Required to be Well Capitalized	$ 1,367,864	$ 1,292,611
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%
Banco Popular North America
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required to be Well Capitalized	$ 496,899	$ 339,939
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Common Equity Tier 1 Based Capital Amount To Be Well Capitalized	$ 322,984
Common Equity Tier 1 Based Capital Ratio To Be Well Capitalized	6.50%
Tier One Risk Based Capital Required to be Well Capitalized	$ 397,519	$ 203,964
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	8.00%	6.00%
Tier One Leverage Capital Required to be Well Capitalized	$ 330,683	$ 295,627
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%